FIRST INVESTORS LIFE SERIES SPECIAL SITUATIONS FUND
FIRST INVESTORS LIFE SERIES SPECIAL SITUATIONS FUND
Investment Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investments in the Fund can only be made through a variable annuity contract or life insurance policy offered by a participating insurance company. This table does not reflect the fees and expenses that are or may be imposed by a variable annuity contract or life insurance policy for which the Fund is an investment option. For information regarding those fees and expenses, please refer to the applicable variable annuity contract or life insurance policy prospectus. If those fees and expenses were included, the overall fees and expenses shown in the table would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FIRST INVESTORS LIFE SERIES SPECIAL SITUATIONS FUND
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FIRST INVESTORS LIFE SERIES SPECIAL SITUATIONS FUND
Management Fees		0.75%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.06%
Total Annual Fund Operating Expenses	[1]	0.81%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The table below does not include the fees or expenses that are or may be imposed by a variable annuity contract or life insurance policy for which the Fund is an investment option. If they were included, the expenses shown in the table below would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
FIRST INVESTORS LIFE SERIES SPECIAL SITUATIONS FUND	83	259	450	1,002

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies:
The Fund invests primarily in common stocks of small-size companies that the Fund’s adviser believes are undervalued, and generally invests in companies that are experiencing a “special situation” that makes them undervalued relative to their long-term potential. Developments creating special situations may include mergers, spin-offs, litigation resolution, new products, or management changes. The Fund may also invest in stocks of mid-size or large companies.

The Fund uses a “bottom-up” approach to selecting investments. The Fund uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced.

The Fund may sell a stock if it becomes fully valued, it appreciates in value to the point that it is no longer a small-size company stock, its fundamentals have deteriorated or alternative investments become more attractive.

Principal Risks:
You can lose money by investing in the Fund. There is no guarantee that the Fund will meet its investment objective. Here are the principal risks of investing in the Fund:

Market Risk. Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss when selling securities to meet redemption requests by shareholders.

Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

Small-Size and Mid-Size Company Risk. The market risk associated with stocks of small- and mid-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of small- and mid-size companies tend to experience sharper price fluctuations. At times, it may be difficult for the Fund to sell small- to-mid size company stocks at reasonable prices.

Undervalued Security Risk. The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions. If these events do not occur, or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. In addition, prior to September 23, 2013, the Fund was managed by a subadviser.

The bar chart and table do not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest. If they were included, the returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 17.19% (for the quarter ended June 30, 2009) and the lowest quarterly return was -24.00% (for the quarter ended December 31, 2008).
Average Annual Total Returns For Periods Ended December 31, 2014
Average Annual Returns	1 Year	5 Years	10 Years
FIRST INVESTORS LIFE SERIES SPECIAL SITUATIONS FUND	6.30%	14.65%	9.03%
FIRST INVESTORS LIFE SERIES SPECIAL SITUATIONS FUND Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	4.89%	15.55%	7.77%